WBI BullBear Trend Switch US 3000 Total Return ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	EXCHANGE TRADED FUNDS - 97.2%
16,288	iShares 20+ Year Treasury Bond ETF	$2,687,031
313,847	Schwab Short-Term U.S. Treasury ETF	16,235,305
186,702	SPDR Portfolio Long Term Treasury ETF	8,819,803
76,709	Vanguard Long-Term Treasury ETF	7,748,376
	TOTAL EXCHANGE TRADED FUNDS (Cost $36,645,505)	35,490,515

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 2.8%
1,035,835	U.S. Bank Money Market Deposit Account, 0.25%	1,035,835
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,035,835)	1,035,835

	TOTAL INVESTMENTS - 100.0% (Cost $37,681,340)	36,526,350
	Liabilities in Excess of Other Assets - 0.0%	(12,577)
	NET ASSETS - 100.0%	$36,513,773

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.